Risk Information - Effect of credit risk mitigation (Details) - SEK SEK in Billions	Dec. 31, 2017	Dec. 31, 2016
Central governments
Disclosure of credit risk exposure [line items]
Unhedged exposures		SEK 0.2
Corporates
Disclosure of credit risk exposure [line items]
Unhedged exposures		20.0
Credit risk
Disclosure of credit risk exposure [line items]
Total mitigated exposures	SEK 172.2	176.7
Non-mitigated exposures	155.0	164.0
Gross exposure	327.2	340.7
Credit risk | Central governments
Disclosure of credit risk exposure [line items]
Total mitigated exposures	154.6	155.5
Credit risk | Central governments | Guarantees by the Swedish Export Credit Agency
Disclosure of credit risk exposure [line items]
Total mitigated exposures	137.5	130.5
Credit risk | Central governments | Guarantees by other export credit agencies
Disclosure of credit risk exposure [line items]
Total mitigated exposures	13.8	21.3
Credit risk | Central governments | Other guarantees
Disclosure of credit risk exposure [line items]
Total mitigated exposures	3.3	3.7
Credit risk | Regional governments
Disclosure of credit risk exposure [line items]
Total mitigated exposures	6.5	6.7
Credit risk | Financial institutions
Disclosure of credit risk exposure [line items]
Total mitigated exposures	8.0	11.3
Credit risk | Financial institutions | Credit default swap
Disclosure of credit risk exposure [line items]
Total mitigated exposures	1.0	2.5
Credit risk | Financial institutions | Other guarantees
Disclosure of credit risk exposure [line items]
Total mitigated exposures	7.0	8.8
Credit risk | Corporates
Disclosure of credit risk exposure [line items]
Total mitigated exposures	3.1	3.2
Credit risk | Corporates | Credit insurance from insurance companies
Disclosure of credit risk exposure [line items]
Total mitigated exposures	2.5	2.5
Credit risk | Corporates | Other guarantees
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.6	0.7
Credit risk | Central governments
Disclosure of credit risk exposure [line items]
Total mitigated exposures	49.3	51.2
Non-mitigated exposures	12.4	18.2
Gross exposure	61.7	69.4
Unhedged exposures	0.2
Credit risk | Central governments | Central governments
Disclosure of credit risk exposure [line items]
Total mitigated exposures	49.3	51.2
Credit risk | Central governments | Central governments | Guarantees by the Swedish Export Credit Agency
Disclosure of credit risk exposure [line items]
Total mitigated exposures	48.2	49.8
Credit risk | Central governments | Central governments | Guarantees by other export credit agencies
Disclosure of credit risk exposure [line items]
Total mitigated exposures	1.1	1.4
Credit risk | Central governments | Financial institutions
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.0	0.0
Credit risk | Central governments | Financial institutions | Other guarantees
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.0	0.0
Credit risk | Regional governments
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.5	0.6
Non-mitigated exposures	5.0	13.2
Gross exposure	5.5	13.8
Credit risk | Regional governments | Central governments
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.5	0.6
Credit risk | Regional governments | Central governments | Guarantees by the Swedish Export Credit Agency
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.5	0.6
Credit risk | Regional governments | Regional governments
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.0	0.0
Credit risk | Regional governments | Financial institutions
Disclosure of credit risk exposure [line items]
Total mitigated exposures		0.0
Credit risk | Regional governments | Financial institutions | Other guarantees
Disclosure of credit risk exposure [line items]
Total mitigated exposures		0.0
Credit risk | Multilateral development banks
Disclosure of credit risk exposure [line items]
Non-mitigated exposures		1.9
Gross exposure		1.9
Credit risk | Public sector entity
Disclosure of credit risk exposure [line items]
Total mitigated exposures		0.4
Non-mitigated exposures	0.4
Gross exposure	0.4	0.4
Credit risk | Public sector entity | Central governments
Disclosure of credit risk exposure [line items]
Total mitigated exposures		0.4
Credit risk | Public sector entity | Central governments | Guarantees by the Swedish Export Credit Agency
Disclosure of credit risk exposure [line items]
Total mitigated exposures		0.4
Credit risk | Financial institutions
Disclosure of credit risk exposure [line items]
Total mitigated exposures	6.3	9.0
Non-mitigated exposures	30.6	33.9
Gross exposure	36.9	42.9
Credit risk | Financial institutions | Central governments
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.4	2.6
Credit risk | Financial institutions | Central governments | Guarantees by the Swedish Export Credit Agency
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.2	2.3
Credit risk | Financial institutions | Central governments | Guarantees by other export credit agencies
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.2	0.3
Credit risk | Financial institutions | Regional governments
Disclosure of credit risk exposure [line items]
Total mitigated exposures	5.9	6.3
Credit risk | Financial institutions | Financial institutions
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.0	0.1
Credit risk | Financial institutions | Financial institutions | Credit default swap
Disclosure of credit risk exposure [line items]
Total mitigated exposures		0.0
Credit risk | Financial institutions | Financial institutions | Other guarantees
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.0	0.1
Credit risk | Financial institutions | Corporates
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.0	0.0
Credit risk | Financial institutions | Corporates | Other guarantees
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.0	0.0
Credit risk | Corporates
Disclosure of credit risk exposure [line items]
Total mitigated exposures	116.1	115.5
Non-mitigated exposures	106.6	96.8
Gross exposure	222.7	212.3
Unhedged exposures	22.4
Credit risk | Corporates | Central governments
Disclosure of credit risk exposure [line items]
Total mitigated exposures	104.4	100.7
Credit risk | Corporates | Central governments | Guarantees by the Swedish Export Credit Agency
Disclosure of credit risk exposure [line items]
Total mitigated exposures	88.6	77.4
Credit risk | Corporates | Central governments | Guarantees by other export credit agencies
Disclosure of credit risk exposure [line items]
Total mitigated exposures	12.5	19.6
Credit risk | Corporates | Central governments | Other guarantees
Disclosure of credit risk exposure [line items]
Total mitigated exposures	3.3	3.7
Credit risk | Corporates | Regional governments
Disclosure of credit risk exposure [line items]
Total mitigated exposures	0.6	0.4
Credit risk | Corporates | Financial institutions
Disclosure of credit risk exposure [line items]
Total mitigated exposures	8.0	11.2
Credit risk | Corporates | Financial institutions | Credit default swap
Disclosure of credit risk exposure [line items]
Total mitigated exposures	1.0	2.5
Credit risk | Corporates | Financial institutions | Other guarantees
Disclosure of credit risk exposure [line items]
Total mitigated exposures	7.0	8.7
Credit risk | Corporates | Corporates
Disclosure of credit risk exposure [line items]
Total mitigated exposures	3.1	3.2
Credit risk | Corporates | Corporates | Credit insurance from insurance companies
Disclosure of credit risk exposure [line items]
Total mitigated exposures	2.5	2.5
Credit risk | Corporates | Corporates | Other guarantees
Disclosure of credit risk exposure [line items]
Total mitigated exposures	SEK 0.6	SEK 0.7